PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Prepaid expenses and other receivables	$ 1,461	$ 1,320
GST and HST Receivables
Statement [Line Items]
Prepaid expenses and other receivables	680	694
Other Receivables
Statement [Line Items]
Prepaid expenses and other receivables	7	111
Prepaid Expenses
Statement [Line Items]
Prepaid expenses and other receivables	$ 774	$ 515